Commitments (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013
Summary of future minimum payments due
2014	$ 106,478	$ 134,264
2015	12,800	34,935
2016		1,256
Operating Leases, Future Minimum Payments Due Total	$ 119,278	$ 170,455